S000062452 [Member] Shareholder Fees - AB All China Equity Portfolio	Jun. 30, 2026
Advisor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Exchange Fee (as a percentage of Amount Redeemed)	0.00%

[1]
Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1‑year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.